Quarterly portfolio holdings
John Hancock
High Yield Municipal Bond Fund
Fixed income
August 31, 2026
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Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 103.5%				$539,195,158
(Cost $549,763,743)
Alabama 0.9%				4,873,094
Baldwin County Industrial Development Authority Novelis Corp. Project, Series A, AMT (A)	5.000	06-01-55	2,000,000	2,050,484
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	2,975,000	2,822,610
Alaska 0.5%				2,349,066
Northern Tobacco Securitization Corp. Series A, Class 1	4.000	06-01-50	1,500,000	1,257,286
Northern Tobacco Securitization Corp. Series B-2, Class 2 (B)	5.645	06-01-66	10,000,000	1,091,780
Arizona 2.9%				14,893,961
Arizona Industrial Development Authority Academies of Math & Science, Series B (A)	5.250	07-01-51	565,000	522,557
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	618,410
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,220,000	1,677,459
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	966,859
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,265,000	1,096,994
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	709,279
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project (A)	4.000	07-01-61	1,000,000	716,667
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	373,820
Maricopa County Industrial Development Authority Bonesta Project, Series A-1	7.000	05-01-66	1,500,000	1,540,880
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	560,000	543,557
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-54	1,220,000	991,979
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.250	06-15-66	2,000,000	1,898,282
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,464,730
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	2,500,000	1,772,488
Arkansas 1.1%				5,812,950
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	4.875	07-01-56	1,500,000	1,549,823
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	7.000	07-01-48	1,100,000	1,217,036
Arkansas Development Finance Authority Hybar Steel Project, Series B (A)	7.375	07-01-56	2,000,000	2,067,555
Arkansas Development Finance Authority Providence Academy Project, Series A (A)	6.750	07-01-61	1,000,000	978,536
California 8.3%				43,248,206
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	500,000	334,849
California County Tobacco Securitization Agency Series B-2 (B)	5.534	06-01-55	18,850,000	3,917,381
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series B, AMT (A)	12.000	01-01-65	5,750,000	3,651,250
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	290,000	272,860
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-47	565,000	$544,359
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	954,040
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	724,786
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,090,957
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	224,629
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	614,964
California Public Finance Authority Laverne Elementary Preparatory Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,006,935
California Public Finance Authority The Marisol, Series A (A)	5.100	04-01-66	1,000,000	996,523
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	700,000	579,980
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,020,424
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	10.028	06-01-55	8,000,000	492,586
City of Oroville Oroville Hospital (C)	5.250	04-01-54	705,000	486,450
CMFA Special Finance Agency I The Mix at CTR City, Series A-2 (A)	4.000	04-01-56	1,000,000	754,126
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	995,000	773,895
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	1,000,000	751,910
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,132,663
Golden State Tobacco Securitization Corp. Series B-2 (B)	6.061	06-01-66	2,850,000	265,602
Heart-SV Azara Apartments, Series A (A)	5.375	06-01-61	2,200,000	2,032,360
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.157	06-01-36	3,400,000	1,715,682
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	8,861
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	464,349
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	995,000	1,006,435
San Francisco Bay Area Rapid Transit District Series A, AMT (D)	5.250	05-01-49	15,025,000	15,512,429
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,474,719
Tobacco Securitization Authority of Southern California San Diego County Tobacco Securitization Corp., Series B-2, Class 2 (B)	6.346	06-01-54	2,500,000	442,202
Colorado 5.1%				26,342,408
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	905,997
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	1,969,345
Colorado Educational & Cultural Facilities Authority Axis International Academy Project, Series A (A)	6.000	07-01-55	1,430,000	1,433,007
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,475,595
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,277,550
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,001,657
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Green Valley Ranch East Metropolitan District No. 9 Series A, GO (0.000% to 12-1-29, then 6.500% thereafter)	0.000	12-01-55	1,750,000	$1,446,300
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	716,226	734,416
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,443,246
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	476,453
Pinery Commercial Metropolitan District No. 2, GO (0.000% to 12-5-28, then 6.250% thereafter) (A)	0.000	12-05-56	2,200,000	1,908,560
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	311,000	314,121
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	2,710,000	2,558,202
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,180,888
Sky Ranch Community Authority Board Series A	5.750	12-01-52	1,600,000	1,608,855
Sky Ranch Community Authority Board Series B, GO (C)	6.500	12-15-54	523,000	506,364
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,123,142
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	481,000	492,642
Vermilion Creek Metropolitan District No. 3 Series A, GO	5.875	12-01-55	2,550,000	2,582,544
Village Metropolitan District Series A, GO	5.750	12-01-55	1,000,000	1,001,530
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	8.074	12-01-37	941,177	387,859
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	514,135
Connecticut 1.3%				6,973,146
Aquarion Water Authority Series E (B)	5.237	08-01-47	500,000	169,236
Aquarion Water Authority Series E (B)	5.360	08-01-49	100,000	29,700
Aquarion Water Authority Series E (B)	5.431	08-01-51	100,000	26,261
Aquarion Water Authority Series E (B)	5.485	08-01-53	100,000	23,261
Connecticut State Health & Educational Facilities Authority Fairview Issue, Series A	6.375	12-15-61	2,000,000	2,016,691
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	450,000	422,206
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	925,000	866,765
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,507,245
Town of Hamden Whitney Center Project	5.000	01-01-50	2,165,000	1,911,781
Delaware 0.4%				1,798,241
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	411,315
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	323,656
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	5.750	02-01-56	625,000	593,993
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	5.750	02-01-61	500,000	469,277
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 1.6%				$8,503,407
District of Columbia Union Market Project, Series A (A)	4.250	06-01-46	2,000,000	1,660,989
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.250% thereafter) (A)	0.000	06-01-41	3,000,000	1,946,304
District of Columbia Union Market Project, Series B (0.000% to 6-1-34, then 6.600% thereafter) (A)	0.000	06-01-49	3,000,000	1,886,507
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (E)	6.500	10-01-41	3,000,000	3,009,607
Florida 9.8%				51,271,190
Alachua County Health Facilities Authority Oak Hammock at the University of Florida Project, Series A	5.750	10-01-53	3,155,000	3,275,911
Braddock Lakes Community Development District Series 2025	5.550	05-01-45	1,000,000	980,621
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	890,000	902,415
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-54	2,400,000	2,140,967
Capital Trust Authority Florida Institute of Technology Project, Series A (A)	5.250	07-01-55	1,200,000	1,116,514
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	321,087
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	254,161
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	795,000	803,625
Capital Trust Authority The Classical Academy of Sarasota Project (A)	6.125	07-01-55	1,500,000	1,471,477
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	439,421
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	4,300,000	3,375,964
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	1,750,000	1,545,605
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	900,000	712,483
City of Venice Village on the Isle Project, Series A (A)	5.500	01-01-55	1,000,000	967,736
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	819,384
County of Okaloosa Air Force Enlisted Village, Inc. Project (A)	5.750	05-15-55	1,000,000	1,005,649
Firethorn Community Development District Assessment Area One	5.600	05-01-55	945,000	901,238
Florida Development Finance Corp. Glenridge on Palmer Rance Project (A)	5.000	06-01-35	675,000	692,189
Florida Higher Educational Facilities Financing Authority Keiser University Project (A)	6.000	07-01-45	2,850,000	2,891,969
Florida Local Government Finance Commission BridgePrep Academy Project, Series A (A)	6.000	06-15-45	2,000,000	2,046,830
Florida Local Government Finance Commission Fleet Landing at Nocatee Project, Series A (A)	6.750	11-15-55	2,000,000	2,090,052
Florida Local Government Finance Commission Life Care ET Project, Series A (A)	11.500	12-01-30	2,000,000	2,163,354
Florida Local Government Finance Commission The Sanctuary at Village on the Isle Project, Series A (A)	11.000	12-22-30	1,500,000	1,610,609
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	841,612
Kingston One Community Development District 2025 Project Area	5.750	05-01-45	1,225,000	1,244,995
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	1,005,000	809,436
Lee County Industrial Development Authority Shell Point Obligated Group, Series A	5.250	11-15-54	500,000	499,974
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Miami-Dade County Industrial Development Authority PRG Casa Properties LLC Project, Series A-1 (A)	5.375	07-01-65	2,000,000	$2,049,533
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	183,383
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	985,000	1,012,080
Ormond Crossings West Community Development District Master Infrastructure Project	5.750	11-01-47	750,000	730,310
Palm Beach County Health Facilities Authority Green Cay Life Plan Village Project, Series A (A)	7.000	11-15-66	2,000,000	1,967,460
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	957,769
Palm Beach County Health Facilities Authority Lifespace Communities, Inc., Series B	5.625	05-15-61	2,000,000	1,979,578
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	755,000	700,111
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(C)	5.875	01-01-33	950,000	190,000
Portico Community Development District Series 1	3.200	05-01-31	840,000	803,694
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	395,000	342,089
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	4,055,000	3,286,841
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,490,000	1,143,064
Georgia 0.9%				4,444,890
Development Authority of Bainbridge and Decatur County Spring Creek Charter Academy Project (A)	6.750	04-01-66	2,500,000	2,468,279
Savannah Georgia Convention Center Authority Convention Center Hotel, Second Tier, Series B (A)	6.000	06-01-50	1,000,000	967,963
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	507,805
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	500,843
Idaho 0.4%				1,989,370
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	606,000	613,325
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	1,376,045
Illinois 3.5%				18,240,690
Chicago Board of Education Series A, GO	5.750	12-01-50	2,500,000	2,421,282
Chicago Board of Education Series A, GO	6.250	12-01-50	2,850,000	2,896,219
City of Chicago Series A, GO	6.000	01-01-38	930,000	933,032
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,145,949
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	522,254
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	1,008,092
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	998,043
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	835,899
Illinois Finance Authority Music and Dance Theater Chicago (A)	6.000	10-01-50	1,800,000	1,755,131
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	501,791
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	$884,419
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,760,560
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,438,114	1,364,109
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,213,910
Indiana 1.6%				8,424,772
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	480,446
Indiana Finance Authority Global Preparatory Academy Project, Series A (A)	6.375	10-15-60	1,140,000	1,115,434
Indiana Finance Authority Greenwood Village South Project, Series A	5.750	05-15-60	1,850,000	1,862,133
Indiana Finance Authority Marquette Project, Series A	5.125	03-01-45	1,000,000	1,011,345
Indiana Finance Authority Polyflow Industry Project, AMT (A)(C)	7.000	03-01-39	2,830,000	283
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	716,582
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-44	1,420,000	1,401,007
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	959,911
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	855,000	877,631
Iowa 0.4%				2,196,253
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-53	2,000,000	1,559,397
Iowa Tobacco Settlement Authority Series B-2 (B)	5.099	06-01-65	4,500,000	636,856
Kansas 1.1%				5,929,246
City of Wichita Larksfield Place, Series VII-A	6.750	06-01-60	1,000,000	1,016,207
Wyandotte County-Kansas City Unified Government Northwest Speedway Star Bond District Project (A)	5.500	03-01-46	3,000,000	2,936,730
Wyandotte County-Kansas City Unified Government Village East Project, Areas 2B, 3, and 5 (A)	5.250	09-01-35	1,970,000	1,976,309
Louisiana 1.1%				5,755,238
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	981,524
Louisiana Public Facilities Authority I-10 Calcasieu River Bridge Project, AMT	5.000	09-01-66	3,975,000	3,694,889
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,078,825
Maine 0.1%				675,937
Finance Authority of Maine Casella Waste System, Inc. Project, Series R-3, AMT (A)	5.000	08-01-35	650,000	675,937
Maryland 0.8%				4,233,824
City of Baltimore City-Wide Affordable Housing Program (A)	5.000	06-01-45	575,000	561,878
City of Baltimore City-Wide Affordable Housing Program (A)	5.250	06-01-55	1,000,000	957,614
City of Salisbury Village at Salisbury Lake Project (B)	8.035	01-01-37	4,000,000	1,778,328
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	682,260
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	$253,744
Massachusetts 1.7%				8,959,958
Massachusetts Development Finance Agency Care Communities LLC Obligated Group, Series A-1 (A)	6.500	07-15-60	2,850,000	2,876,050
Massachusetts Development Finance Agency CHF Wentworth, Inc. Issue-Pike Student Housing Project, Series A (A)	5.500	07-01-66	1,000,000	962,286
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,705,480
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	490,511
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-54	2,400,000	2,216,479
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	780,000	709,152
Michigan 1.5%				8,037,289
Grand Rapids Economic Development Corp. Beacon Hill at Eastgate Project, Series A	6.125	11-01-60	2,500,000	2,486,564
Kalamazoo Economic Development Corp. Friendship Village of Kalamazoo Project, Series A (A)	6.250	08-15-56	2,000,000	2,028,179
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	6.020	06-01-65	14,850,000	1,491,286
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	847,511
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	450,000	345,043
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	838,706
Minnesota 0.5%				2,355,895
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	992,625
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.500	09-01-55	425,000	408,381
Housing & Redevelopment Authority of the City of St. Paul Nova Classical Academy Project	5.625	09-01-65	1,000,000	954,889
Missouri 1.6%				8,442,038
Health & Educational Facilities Authority of the State of Missouri Brookside Charter School (A)	6.500	06-01-56	2,875,000	2,783,089
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	990,117
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	2,290,000	2,179,553
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	507,261
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,255,000	1,194,987
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	787,031
Montana 0.1%				546,733
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	546,733
Nevada 0.1%				513,180
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	690,000	513,180
New Hampshire 5.5%				28,856,870
New Hampshire Business Finance Authority Bridgeland Muds Projects, GO (A)	6.125	12-15-33	1,000,000	998,554
New Hampshire Business Finance Authority Bridgeland Water & Utility District (A)	5.375	12-15-35	2,714,000	2,679,237
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Goodland Project, GO (B)	6.708	12-15-39	2,470,000	$1,029,184
New Hampshire Business Finance Authority Grand Pines Project (A)	5.625	06-01-39	1,128,000	1,125,482
New Hampshire Business Finance Authority Hays Consolidated Independent School District, Series A-3 (B)	5.742	12-15-67	25,000,000	2,410,965
New Hampshire Business Finance Authority Katy Court Project, GO (A)	5.875	12-01-32	1,000,000	1,000,113
New Hampshire Business Finance Authority Lariat Phase 2 Project, GO (A)(B)	6.978	12-15-32	2,000,000	1,300,293
New Hampshire Business Finance Authority LGI Homes Project, GO (B)	6.604	12-15-41	4,500,000	1,668,492
New Hampshire Business Finance Authority Megatel Projects (A)(B)	7.350	12-15-33	3,000,000	1,775,320
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	802,000	801,763
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	391,146
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	1,495,000	1,494,584
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	899,765
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-51	535,000	434,215
New Hampshire Business Finance Authority Tamarron Project, GO (A)	5.250	12-01-35	3,000,000	2,961,677
New Hampshire Business Finance Authority The Astro Sunterra Projects, GO (A)(B)	6.696	12-15-34	3,694,000	2,141,629
New Hampshire Business Finance Authority The Blue Sky Project, GO (B)	7.497	12-15-36	5,000,000	2,350,480
New Hampshire Business Finance Authority The Wildflower Project (A)(B)	6.161	12-15-33	2,946,000	1,893,039
New Hampshire Business Finance Authority The Woodlands Hills Utility District 128A & 129, GO (A)	5.875	12-15-36	1,500,000	1,500,932
New Jersey 0.7%				3,822,251
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,109,261
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	371,059
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	350,000	341,931
New York 9.2%				47,781,015
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,488,517
Build NYC Resource Corp. Equality Charter School Project, Series A	6.000	06-15-56	1,000,000	984,879
Build NYC Resource Corp. Equality Charter School Project, Series A	6.000	06-15-61	1,000,000	971,105
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.250	06-15-45	1,000,000	983,156
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.500	06-15-55	1,000,000	953,176
Build NYC Resource Corp. Renaissance Charter School 2 Project, Series A	5.750	06-15-60	1,000,000	979,078
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-55	1,000,000	1,008,396
Build NYC Resource Corp. RiverSpring Health Senior Living, Inc. Project, Series A (A)	7.000	12-15-65	2,000,000	2,002,296
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	854,309
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	550,000	546,752
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
City of New York Series G-1, GO (D)	5.250	02-01-53	20,000,000	$20,491,914
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	11.190	06-01-60	15,000,000	396,800
Geneva Development Corp. Hobart and William Smith Colleges Project	5.000	02-01-56	200,000	197,409
Nassau County Tobacco Settlement Corp. Series D (B)	9.892	06-01-60	12,000,000	474,529
New York Counties Tobacco Trust IV Series F (B)	9.292	06-01-60	17,000,000	810,869
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,042,630
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	931,011
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	5.375	06-30-60	3,000,000	2,963,910
New York Transportation Development Corp. John F. Kennedy International Airport New Terminal One Project, AMT	6.000	06-30-59	1,000,000	1,045,426
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	930,000	923,846
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	264,928
Riverhead Industrial Development Agency Riverhead Charter School Project	5.000	08-01-40	1,885,000	1,881,242
Suffolk Regional Off-Track Betting Corp.	6.000	12-01-53	500,000	506,663
Ulster County Capital Resource Corp. Woodland Pond at New Paltz Project (A)	5.875	09-15-59	1,000,000	987,450
Westchester County Local Development Corp. Sunrise of Tarrytown Project, Series A (A)	6.500	12-01-65	2,000,000	2,049,691
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (E)	5.000	11-01-51	1,025,000	1,013,310
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,027,723
North Carolina 0.6%				2,902,988
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,658,626
North Carolina Medical Care Commission The Sharon at SouthPark, Series A	5.625	07-01-56	250,000	250,072
North Carolina Medical Care Commission The Sharon at SouthPark, Series A	5.625	07-01-61	1,000,000	994,290
Ohio 3.4%				17,502,217
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	10,515,000	8,027,769
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	9.054	06-01-57	15,000,000	1,003,904
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	50,000	49,036
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	1,550,000	1,287,280
County of Montgomery Solvita Project	5.250	09-01-54	955,000	929,388
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	595,000	560,387
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	950,914
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	925,380
Port of Greater Cincinnati Development Authority Gallery at Kenwood - Cooperative Township Public Parking Project	5.000	11-01-51	2,960,000	2,814,547
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	953,612
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 0.6%				$2,877,256
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	985,000	988,758
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	900,000	805,218
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,083,280
Oregon 0.6%				2,987,469
Clackamas County Hospital Facility Authority Mary’s Woods at Marylhurst, Inc. Project, Series A	5.000	05-15-38	220,000	220,262
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	690,020
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,002,187
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	275,000	277,312
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	850,000	797,688
Pennsylvania 2.8%				14,705,491
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	825,000	841,638
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	504,210
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	6.000	05-01-42	1,000,000	1,076,159
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,487,667
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,638,000	1,353,796
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	723,676
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	100,000	86,396
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	1,000,000	951,933
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	149,669
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,395,000	1,199,439
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	807,987
Pennsylvania Economic Development Financing Authority Eastern University Project	5.250	10-01-50	645,000	604,735
Pennsylvania Economic Development Financing Authority Eastern University Project	5.375	10-01-55	1,450,000	1,356,202
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,003,950
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	579,701
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,335,000	978,333
Puerto Rico 1.2%				6,265,167
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	1.965	11-01-43	3,075,117	2,191,021
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,438,098
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	1,433
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.235	07-01-46	2,475,000	886,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.479	07-01-51	3,450,000	899,751
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	$848,364
South Carolina 1.5%				7,969,501
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	3,525,000	3,467,822
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community	5.250	04-01-51	360,000	353,295
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	1,550,000	1,524,331
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.250	06-01-40	1,000,000	110,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(C)	6.500	06-01-51	4,000,000	440,000
South Carolina Jobs-Economic Development Authority Lowcountry Leadership Charter School Project, Series A (A)	5.000	12-01-49	1,845,000	1,621,732
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	465,000	442,556
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	9,765
Texas 6.4%				33,240,726
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	954,416
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	906,586
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	10.000	06-01-42	1,874,737	32,808
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)(C)	12.000	06-01-43	4,804,014	84,070
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(C)	8.500	03-01-39	1,900,000	19
Brooks Development Authority Series A (A)	5.500	08-15-52	1,500,000	1,442,051
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	892,151
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	1,939,415
City of Houston Hotel Occupancy Tax & Special Revenue Series C (D)(E)	5.500	09-01-58	10,000,000	10,500,992
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	496,558
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	619,480
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	321,380
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	555,352
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	650,000	606,429
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	35,000	35,035
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	255,000	243,553
Lake Houston Redevelopment Authority Reinvestment Zone No. 10	2.500	09-01-41	25,000	15,883
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	505,000	436,040
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	6.750	07-01-44	305,000	316,292
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	7.125	07-01-56	200,000	207,189
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,170,236
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	$965,302
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	2,180,000	1,999,420
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series B	7.000	01-01-57	2,000,000	1,610,000
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	637,652
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	933,316
Newark Higher Education Finance Corp. Village Tech Schools, Series A	5.125	08-15-47	375,000	347,875
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	783,319
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	352,024
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	965,000	874,513
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	4.000	01-01-50	1,000,000	756,372
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	467,639
Reagan Hospital District of Reagan County, GO	6.000	08-01-46	1,000,000	1,029,924
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	510,556
Texas Municipal Gas Acquisition & Supply Corp. I Series D	6.250	12-15-26	195,000	196,879
Utah 3.4%				17,890,791
Deseret Public Infrastructure District No. 2 Deseret Assessment Area No. 1 (A)	6.500	12-01-55	3,000,000	3,037,221
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,040,091
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,309,787
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-50	875,000	877,934
Mida Mountain Village Public Infrastructure District Series 1 (A)	5.500	06-01-55	1,000,000	991,787
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	508,661
Mida Mountain Village Public Infrastructure District Series 2 (0.000% to 6-1-31, then 5.750% thereafter) (A)	0.000	06-01-43	1,450,000	1,120,494
Pine View Public Infrastructure District No. 2 Fireflight Assessment Area No. 1 (A)	6.250	12-01-55	2,500,000	2,505,453
Resort Core Public Infrastructure District No. 1 Series A-2, GO (0.000% to 3-1-31, then 6.375% thereafter)	0.000	03-01-57	3,000,000	2,310,161
SkyRidge Pegasus Infrastructure Financing District SkyRidge Pegasus Assessment Area (A)	5.250	12-01-44	1,900,000	1,864,876
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	287,374
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	1,987,210	2,036,952
Vermont 0.3%				1,684,277
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	490,000	418,327
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,320,000	1,265,950
Virgin Islands 1.1%				5,729,330
Virgin Islands Hotel Development Financing Corp. Frenchman’s Reef Hotel Acquisition Project, Series A-1	6.000	12-01-55	3,885,000	3,755,072
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	$1,974,258
Virginia 1.1%				5,599,047
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	3,100,000	2,481,344
Tobacco Settlement Financing Corp. Series D (B)	8.553	06-01-47	4,000,000	710,673
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,650,000	1,373,526
Virginia College Building Authority Regent University Project	6.000	06-01-50	1,000,000	1,033,504
Washington 2.4%				12,235,895
King County Public Hospital District No. 4 Snoqualmie Valley Health, Series A	7.000	12-01-60	1,500,000	1,511,605
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-54	1,000,000	1,000,605
Washington Economic Development Finance Authority Husky Terminal Improvement Project, AMT	5.875	12-01-45	1,500,000	1,513,528
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	628,030
Washington State Housing Finance Commission Bayview Manor II Project, Series A (A)	6.000	07-01-60	1,000,000	1,009,714
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,500,000	1,515,509
Washington State Housing Finance Commission Horizon House Project, Series A	6.250	01-01-56	3,000,000	3,051,977
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	961,202
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,043,725
West Virginia 0.5%				2,552,381
County of Ohio The Highlands Project	5.250	06-01-53	2,665,000	2,552,381
Wisconsin 14.9%				77,781,504
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,039,724
Public Finance Authority AFCO Airport Real Estate Group, AMT	5.500	07-01-38	250,000	255,630
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.269	12-15-38	2,021,000	946,892
Public Finance Authority Anthem/Freedom Project (A)(B)	6.373	12-15-37	4,000,000	1,971,034
Public Finance Authority Ashland Project, GO (A)(B)	6.792	12-15-40	3,994,000	1,540,220
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	297,719
Public Finance Authority Cima Project, GO (A)(B)	7.226	12-15-40	7,000,000	2,545,346
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	387,735
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	960,619
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	816,655
Public Finance Authority College Achieve Paterson Charter School, Series A (A)	4.000	06-15-52	1,815,000	1,313,080
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	990,000	867,239
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	3,155,000	2,677,248
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Cornerstone Charter Academy Project (A)	5.750	02-01-66	500,000	$479,511
Public Finance Authority Creekhaven Wildrye and Furst Ranch Projects, GO (A)(B)	6.651	12-15-36	8,000,000	4,084,136
Public Finance Authority Double L Ranch Project, GO (A)(B)	7.524	12-15-35	6,000,000	3,028,351
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	5.000	07-01-55	500,000	421,139
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	256,221
Public Finance Authority Friends Homes (A)	5.000	09-01-49	1,000,000	956,905
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	988,205
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	5.750	12-31-65	2,030,000	2,082,979
Public Finance Authority Georgia SR 400 Express Lanes Project, AMT	6.500	12-31-65	4,170,000	4,560,799
Public Finance Authority Heritage Bend Project (A)(B)	7.220	12-15-42	9,500,000	3,001,372
Public Finance Authority Inperium Project (A)	6.000	12-01-50	1,200,000	1,212,018
Public Finance Authority Inperium Project (A)	6.000	12-01-55	2,325,000	2,326,104
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	948,898
Public Finance Authority Midtown Project (A)(B)	6.289	12-15-34	1,811,000	1,084,208
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	400,000	410,736
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	709,579
Public Finance Authority Million Air Two LLC General Aviation Facilities Project, Series A, AMT (A)	5.375	06-01-46	1,000,000	986,428
Public Finance Authority Millville Public Charter School Project, Series A (A)	6.250	03-01-61	2,400,000	2,245,437
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-56	525,000	510,248
Public Finance Authority North Hills Christian School, Series A (A)	6.375	07-01-61	725,000	699,645
Public Finance Authority Northspur Project (A)(B)	6.363	12-15-32	3,000,000	2,023,515
Public Finance Authority Revolution Academy (A)	6.000	10-01-56	1,450,000	1,421,671
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,011,848
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,375
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	20,749
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,695,205
Public Finance Authority Sky Harbour Capital III LLC Aviation Facilities Project, AMT (A)	6.000	07-01-60	2,000,000	2,035,817
Public Finance Authority Sky Harbour Capital LLC Aviation Facilities Project, AMT	4.250	07-01-54	2,000,000	1,673,732
Public Finance Authority The Meadows Project (A)	5.750	12-15-33	2,000,000	1,986,150
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,500,000	1,506,604
Public Finance Authority Two Step Project (A)(B)	6.371	12-15-34	2,237,000	1,330,665
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	182,130
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	$1,282,657
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	391,722
Public Finance Authority Viticus Group Project, Series A (A)	6.500	12-01-55	1,400,000	1,426,288
Public Finance Authority Winfield Project, GO (A)(B)	7.555	12-15-40	10,000,000	3,477,984
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	743,433
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,817,700
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	1,555,653
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,028,326
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	512,495
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	977,352
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,019,634

Wisconsin Health & Educational Facilities Authority Wisconsin Museum of Nature and Culture, Inc. Project (A)	6.500	11-01-36	2,000,000	2,037,739
Corporate bonds 0.1%				$231,513
(Cost $2,165,803)
Materials 0.1%				231,513
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	281,000	231,513

	Yield (%)	Shares	Value
Short-term investments 2.1%			$10,857,335
(Cost $10,856,920)
Short-term funds 2.1%
John Hancock Collateral Trust (F)	3.6571(G)	1,085,744	10,857,335
Total investments (Cost $562,786,466) 105.7%			$550,284,006
Other assets and liabilities, net (5.7%)			(29,452,352)
Total net assets 100.0%			$520,831,654

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $254,743,366 or 48.9% of the fund’s net assets as of 8-31-26.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Non-income producing - Issuer is in default.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-26.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.6
TOTAL	2.6
The fund had the following portfolio composition as a percentage of total investments on 8-31-26:
General obligation bonds	14.6%
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Revenue bonds	83.4%
Health care	21.4%
Education	17.8%
Other revenue	15.8%
Development	11.5%
Tobacco	4.8%
Airport	4.6%
Transportation	3.0%
Housing	2.6%
Water and sewer	0.7%
Facilities	0.6%
Pollution	0.6%
Short-term investments	2.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$539,195,158	—	$539,195,158	—
Corporate bonds	231,513	—	231,513	—
Short-term investments	10,857,335	$10,857,335	—	—
Total investments in securities	$550,284,006	$10,857,335	$539,426,671	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,085,744	$6,418,568	$40,453,514	$(36,014,154)	$(1,298)	$705	$63,396	—	$10,857,335
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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